Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			1,039.0	1,040.0	1,392.4	1,422.5	1,450.7
Television Production
Disaggregation of Revenue [Line Items]
Revenue	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Operating Segments
Disaggregation of Revenue [Line Items]
Revenue					2,986.4	3,083.8	2,716.3
Operating Segments | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			1,039.0	1,040.0	1,392.4	1,422.5	1,450.7
Operating Segments | International | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			8.9	7.4	9.7	9.4	4.6
Operating Segments | Starz Networks | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue			1,030.1	1,032.6	1,382.7	1,413.1	1,446.1
Operating Segments | Motion Picture Segment
Disaggregation of Revenue [Line Items]
Revenue					1,656.3	1,323.7	1,185.3
Operating Segments | Motion Picture Segment | Starz Business
Disaggregation of Revenue [Line Items]
Revenue			9.9	36.6
Operating Segments | Motion Picture Segment | Theatrical
Disaggregation of Revenue [Line Items]
Revenue					226.5	120.7	65.3
Operating Segments | Motion Picture Segment | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue					736.3	598.0	612.1
Operating Segments | Motion Picture Segment | Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue					652.3	527.5	497.1
Operating Segments | Motion Picture Segment | Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue					84.0	70.5	115.0
Operating Segments | Motion Picture Segment | Televison
Disaggregation of Revenue [Line Items]
Revenue					274.4	217.8	257.9
Operating Segments | Motion Picture Segment | International
Disaggregation of Revenue [Line Items]
Revenue					391.0	365.0	234.4
Operating Segments | Motion Picture Segment | Other
Disaggregation of Revenue [Line Items]
Revenue					28.1	22.2	15.6
Operating Segments | Television Production
Disaggregation of Revenue [Line Items]
Revenue	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Operating Segments | Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenue	77.9	97.1	267.3	308.4
Operating Segments | Television Production | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	55.5	17.4	108.7	113.4
Operating Segments | Television Production | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	1.7	0.3	3.0	1.0
Operating Segments | Television Production | Television
Disaggregation of Revenue [Line Items]
Revenue	259.9	182.3	733.1	554.2
Operating Segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue	59.3	32.1	144.8	137.7
Operating Segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue	28.2	16.3	72.9	54.4
Operating Segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	57.2	17.7	111.7	114.4
Operating Segments | Television Production | Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue					242.6	245.0	92.0
Operating Segments | Television Production | Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue					240.6	241.7	85.1
Operating Segments | Television Production | Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue					2.0	3.3	6.9
Operating Segments | Television Production | Televison
Disaggregation of Revenue [Line Items]
Revenue					788.5	1,144.3	1,094.5
Operating Segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue					228.8	277.7	256.5
Operating Segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue					$ 70.2	$ 93.1	$ 88.0
Operating Segments | Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	309.2	443.2	1,063.3	1,245.6
Operating Segments | Motion Picture | Starz Business
Disaggregation of Revenue [Line Items]
Revenue			146.2	113.7
Operating Segments | Motion Picture | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	145.7	155.5	400.3	495.3
Operating Segments | Motion Picture | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	16.0	21.0	37.8	63.0
Operating Segments | Motion Picture | Theatrical
Disaggregation of Revenue [Line Items]
Revenue	35.0	100.1	91.1	194.2
Operating Segments | Motion Picture | Television
Disaggregation of Revenue [Line Items]
Revenue	38.3	65.3	235.0	214.5
Operating Segments | Motion Picture | International
Disaggregation of Revenue [Line Items]
Revenue	68.3	94.7	284.3	255.3
Operating Segments | Motion Picture | Other
Disaggregation of Revenue [Line Items]
Revenue	5.9	6.6	14.8	23.3
Operating Segments | Motion Picture | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	$ 161.7	$ 176.5	$ 438.1	$ 558.3